Exploration costs (Tables)	12 Months Ended
Dec. 31, 2018
Exploration Cost [Abstract]
Disclosure of detailed information about Exploration Cost [Text Block]
	2018	2017
Mongolia	$134	$181
Other	41	151
	$175	$332